Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	191,500,000	191,500,000
Common stock, shares issued	3,668,480	3,290,101
Common stock, shares outstanding	3,663,894	3,252,636
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Class A Common Stock
Common stock subject to possible redemption	20,700,000	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,700,000
Common stock, shares outstanding	20,700,000
Temporary equity, par or stated value per share	$ 10.00
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,175,000	5,175,000
Common stock, shares outstanding	5,175,000	5,175,000